Stockholders' Equity	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Equity [Abstract]
Stockholders' Equity

5. Stockholders’ Equity

The holders of the Company’s common stock are entitled to receive dividends when and as declared by the Company’s Board of Directors. In addition, the holders of common stock are entitled to one vote per share.

During fiscal 2015, the Company revised its estimate for offering costs incurred in connection with the Company’s initial public offering in September 2014. This resulted in a decrease to Other accrued liabilities and a corresponding increase to Additional paid-in capital of approximately $0.6 million.

10. Stockholders’ Equity

Common Stock

The holders of the Company’s common stock are entitled to receive dividends when and as declared by the Company’s Board of Directors. In addition, the holders of common stock are entitled to one vote per share.

Dividends to National Mentor Holdings, LLC

During fiscal 2014, 2013 and 2012, the Company paid dividends of $110 thousand, $39 thousand and $75 thousand, respectively, to NMH Investment to fund the repurchases of equity units from employees upon or after their departures from the Company.